Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2019
Personnel expenses
Summary of personnel expenses

	Year Ended December 31,
	2019	2018	2017
	(€ in thousands)
Wages and salaries	13,885	12,772	10,769
Employee stock option plan	671	604	386
Social security contributions	2,710	2,527	2,197
Total	17,266	15,903	13,352